COMMITMENTS AND CONTINGENCIES - Investment Holdings Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 212,282	$ 183,562
Qualified Affordable Housing Project Investments, Commitment	102,990	79,764
Amortization Method Qualified Affordable Housing Project Investments, Amortization	22,721	32,934	$ 14,960
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ (23,164)	$ (33,154)	$ (15,092)
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]	Income tax expense	Income tax expense	Income tax expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Cash Flows [Extensible Enumeration]		Income tax expense
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]	Income tax expense, Other Noninterest Expense	Income tax expense, Other Noninterest Expense	Income tax expense, Other Noninterest Expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]		Income tax expense
Investment, Proportional Amortization Method, Elected, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Low Income Housing Tax Credits
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	$ 169,031	$ 148,942
Qualified Affordable Housing Project Investments, Commitment	81,482	72,830
Amortization Method Qualified Affordable Housing Project Investments, Amortization	17,383	15,481	$ 14,545
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(17,921)	(15,662)	(14,563)
Historic tax credit [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	8,322	8,781
Qualified Affordable Housing Project Investments, Commitment	5,855	6,656
Amortization Method Qualified Affordable Housing Project Investments, Amortization	459	1,420	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(406)	(403)	(319)
New Markets Tax Credit
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	290	1,191
Qualified Affordable Housing Project Investments, Commitment	0	0
Amortization Method Qualified Affordable Housing Project Investments, Amortization	0	125	415
Affordable Housing Tax Credits and Other Tax Benefits, Amount	0	(5)	(210)
Renewable Energy Program [Member]
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	24,765	10,571
Qualified Affordable Housing Project Investments, Commitment	15,597	222
Amortization Method Qualified Affordable Housing Project Investments, Amortization	676	12,851	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	(705)	(12,667)	0
Historic tax credit-PAM
Summary of Investment Holdings [Line Items]
Amortization Method Qualified Affordable Housing Project Investments	9,874	14,077
Qualified Affordable Housing Project Investments, Commitment	56	56
Amortization Method Qualified Affordable Housing Project Investments, Amortization	4,203	3,057	0
Affordable Housing Tax Credits and Other Tax Benefits, Amount	$ (4,132)	$ (4,417)	$ 0